Equity Investments	3 Months Ended
Mar. 31, 2012
Equity Investments

5. Equity Investments

In accordance with the equity method of accounting, we recognized earnings from all equity investments in the aggregate of $1.0 million and $1.6 million for the three months ended March 31, 2012 and 2011, with a corresponding increase in the investment. The joint ventures generally pay quarterly distributions on their cash flow. We received distributions of $0.2 million and $4.8 million for the three months ended March 31, 2012 and 2011. Equity earnings related to our joint venture interests are recorded in other revenues on the Consolidated Statements of Operations. The equity investments for all joint ventures are included in the equity investments caption on the Consolidated Balance Sheets.

Financial statements from our investees are not sufficiently timely for us to apply the equity method currently. Therefore, we record our share of earnings or losses of an investee from the most recently available financial statements, which are usually on a one-month lag. This lag in reporting is consistent from period to period.

Summarized financial information of unconsolidated equity investments is as follows for the periods presented:

	February 29, 2012	November 30, 2011
Current assets	$28,731	$24,527
Noncurrent assets	$224,927	$217,517
Current liabilities	$11,100	$14,861
Noncurrent liabilities	$2,665	$2,571

	Three Months Ended February 29,
	2012	2011
Revenues	$12,706	$14,823
Expenses	$9,045	$8,235
Net income	$3,661	$6,588